Earnings Per Share - Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2022 TWD ($) shares
Net income used to compute the basic earnings per share
Net income attributable to the parent	$ 37,189	$ 1,134	$ 36,958	$ 36,358
Assumed conversion of all dilutive potential common stocks
Employee stock options and employee compensation of subsidiaries | $	(3)		(5)	(7)
Net income used to compute the diluted earnings per share | $	$ 37,186		$ 36,953	$ 36,351
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	18	18	8	8
Weighted average number of common stocks used to compute the diluted earnings per share	7,775	7,775	7,765	7,765